Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Common Stock Outstanding Roll Forward

	Number of Shares	Amount
Outstanding at December 31, 2023	396,956,984	$3,738.6
Shares issued through:
Argonaut acquisition (Note 6)	20,423,051	360.1
Share-based compensation plans	1,006,149	8.6
Orford acquisition (Note 10)	908,689	13.3
Flow-through share financing (ii)	451,990	6.5
DRIP (iii)	349,088	5.8
ESPP (iv)	401,537	6.3
Exercise of Manitou and Orford warrants and stock options	88,308	1.4
Cancellation of unexchanged shares	(220,745)	(2.1)
Outstanding at December 31, 2024	420,365,051	$4,138.5
Shares issued through:
Share-based compensation plans	411,984	4.5
DRIP (iii)	90,767	2.6
ESPP (iv)	252,730	6.6
Exercise of Orford replacement stock options	67,141	1.5
Shares repurchased and cancelled (i)	(1,326,929)	(13.1)
Outstanding at December 31, 2025	419,860,744	$4,140.6

Disclosure of number and weighted average exercise prices of share options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2023	2,766,377	$9.32
Granted	471,177	16.07
Exercised	(1,006,149)	7.94
Outstanding at December 31, 2024	2,231,405	$11.37
Granted	275,485	33.59
Exercised	(411,984)	10.75
Forfeited	(55,072)	14.27
Outstanding at December 31, 2025	2,039,834	$14.43

Weighted average fair value assumptions used in the Black-Scholes valuation for stock options	The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2025	December 31, 2024
Weighted average share price at grant date (CAD$)	$33.59	$16.07
Average risk-free rate	2.46%	3.77%
Average expected dividend yield	0.43%	0.78%
Expected stock price volatility (based on historical volatility)	37%	40%
Expected life of option (months)	42	42
Weighted average per share fair value of stock options granted (CAD$)	$9.50	$5.08

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2025:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$6.58 - $7.00	10,167	6.58	0.20	10,167	6.58
$7.01 - $8.00	283,745	7.63	1.02	283,745	7.63
$8.01 - $11.00	772,618	9.46	2.57	772,618	9.46
$11.01 - $15.00	292,522	14.05	4.18	160,052	14.05
$15.01 - $23.83	405,297	16.09	5.17	106,961	16.15
$23.84 - $36.72	275,485	33.59	6.18	—	—
	2,039,834	$14.43	4.09	1,333,543	$10.14

Stock options outstanding and exercisable by range of exercise prices
Stock options outstanding and exercisable as at December 31, 2025:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$6.58 - $7.00	10,167	6.58	0.20	10,167	6.58
$7.01 - $8.00	283,745	7.63	1.02	283,745	7.63
$8.01 - $11.00	772,618	9.46	2.57	772,618	9.46
$11.01 - $15.00	292,522	14.05	4.18	160,052	14.05
$15.01 - $23.83	405,297	16.09	5.17	106,961	16.15
$23.84 - $36.72	275,485	33.59	6.18	—	—
	2,039,834	$14.43	4.09	1,333,543	$10.14

Continuity of the changes in the number of other long-term incentive plans (LTIP) outstanding
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2025 and 2024:

	Restricted share units ("RSU")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2023	1,911,738	1,013,234	1,159,288
Granted	719,978	93,546	348,474
Forfeited	(195,159)	—	(63,254)
Settled	(524,965)	—	(412,713)
Outstanding units, December 31, 2024	1,911,592	1,106,780	1,031,795
Granted	397,329	56,947	194,945
Forfeited/expired	(151,915)	—	—
Settled	(641,670)	(436,264)	(399,966)
Outstanding units, December 31, 2025	1,515,336	727,463	826,774

Schedule of Earnings (loss) per share

	For the years ended
	December 31, 2025	December 31, 2024
Net earnings	$885.8	$284.3
Weighted average number of common shares outstanding (in thousands)	420,444	408,165
Basic earnings per share	$2.11	$0.70

Dilutive effect of potential common share equivalents (in thousands)	2,218	2,381

Diluted weighted average number of common shares outstanding (in thousands)	422,662	410,546
Diluted earnings per share	$2.10	$0.69

Share units excluded from calculation of diluted earnings per share for the years ended:
(in thousands)	December 31, 2025	December 31, 2024
Stock options	—	5

Schedule of share-based compensation expense
The impact of mark-to-market adjustments on the share-based compensation expense recognized in the Consolidated Statements of Comprehensive Income arising from the change in the Company's share price for the year ended December 31, 2025 and 2024 was as follows:

	For the years ended
	December 31, 2025	December 31, 2024
Increase in share-based compensation expense due to mark-to-market adjustments (1)	$41.8	$16.2
(1) Of the total increase in share-based compensation expense due to mark-to market adjustments, $10.1 million was included in cost of sales for the year ended December 31, 2025 (2024 - $nil).